SCHEDULE CONSOLIDATED TOTAL ASSETS (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 7,821,341	$ 17,079,715	$ 43,164,724
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		15,774,367	39,865,782
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		1,053,773	2,663,149
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 198,212	$ 635,793